Related Party Transactions - Schedule of Donations (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fundacion Corpgroup Centro Cultural [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 1,449	$ 1,556	$ 1,325
Fundacion Descubreme [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	224	235	204
Fundacion Itau [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 186	$ 196	$ 170